CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Cash from operations	[1]	$ 182,431	$ 229,913	$ 427,011	$ 740,869
Income taxes paid		(6,575)	(8,450)	(35,091)	(42,407)
Payment for rent		(1,362)	(1,204)	(6,871)	(4,147)
Payment for tower and tower equipment decommissioning		(27)	(6)	(52)	(327)
Net cash generated from operating activities	[1]	174,467	220,253	384,997	693,988
Cash flow from investing activities
Purchase of property, plant and equipment	[1]	(52,175)	(119,889)	(173,709)	(383,456)
Payment in advance for property, plant and equipment		(9,730)	(18,772)	(15,581)	(88,920)
Purchase of software and licenses		(562)	(3,494)	(3,291)	(19,670)
Consideration paid on business combinations, net of cash acquired			(4,486)		(4,486)
Proceeds from sale of subsidiary, net of cash disposed				4,073
Proceeds from disposal of property, plant and equipment		12,962	508	14,999	1,468
Insurance claims received		11	32	51	310
Interest income received		5,017	5,761	12,851	17,338
Deposit of short term deposits		(4,077)	(59,173)	(40,590)	(187,938)
Refund of short term deposits		4,037	15,908	208,717	36,631
Net cash (used in)/generated from investing activities	[1]	(44,517)	(183,605)	7,520	(628,723)
Cash flows from financing activities
Shares repurchased and canceled through buyback program			(5,713)		(5,713)
Bank loans and bond proceeds received and transaction costs paid		(194)	318,765	611,397	976,944
Bank loans and bonds repaid		(58,998)	(226,741)	(465,823)	(644,591)
Fees on loans and derivative instruments		(2,041)	(6,149)	(9,295)	(14,820)
Interest paid		(87,037)	(79,173)	(253,001)	(224,118)
Payment for the principal of lease liabilities		(11,929)	(14,844)	(44,463)	(59,426)
Interest paid for lease liabilities		(15,849)	(15,405)	(46,546)	(40,699)
Net (loss)/gain settled on derivative instruments		(2,644)	145	(22,571)	617
Net cash used in financing activities		(178,692)	(29,115)	(230,302)	(11,806)
Net (decrease)/increase in cash and cash equivalents		(48,742)	7,533	162,215	53,459
Cash and cash equivalents at beginning of period		445,713	433,048	293,823	514,078
Effect of movements in exchange rates on cash		528	(15,145)	(58,539)	(142,101)
Cash and cash equivalents at end of period		$ 397,499	$ 425,436	$ 397,499	$ 425,436

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).